Submission	Aug. 31, 2026
Submission [Line Items]
Central Index Key	0001543188
Registrant Name	AB Multi-Manager Alternative Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES